Annual Total Returns[BarChart] - PSF PGIM Government Money Market Portfolio - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.02%	0.01%	none	none	none	0.10%	0.56%	1.53%	1.92%	0.30%